Share-Based Compensation - Schedule of Additional Information on Restricted Stock Units (Details) - Restricted stock units (RSUs) [member] - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Additional Information On Restricted Stock Units [Line Items]
Number of shares granted	0.9	1.5	1.2
Weighted average grant date fair value per share	$ 79.31	$ 58.80	$ 59.73
Aggregate intrinsic value of shares vested	$ 123	$ 78	$ 40